Investment Strategy - YieldMax® U.S. Stocks Target Double Distribution ETF	Nov. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income and capital appreciation. The Fund’s strategy involves: (1) investing in shares of Schwab U.S. Dividend Equity ETF (“SCHD”), an exchange-traded fund that seeks to track the performance of the Dow Jones U.S. Dividend 100 Index; and (2) generating options premiums through an options portfolio by selling (writing) options on (i) select underlying securities held by SCHD (or highly correlated securities), and (ii) SCHD itself. Additionally, the Fund will maintain an allocation to cash, money market funds and/or U.S. Treasuries, generally between 0% and 20% of total assets.

Equity Strategy

The Fund invests in shares of SCHD, an exchange-traded fund that seeks to track the performance of the Dow Jones U.S. Dividend 100 Index (the “Index”). The Index is composed of exchange listed high dividend yielding U.S. stocks with a record of consistent dividend payments and strong fundamentals (i.e., strong financial and other characteristics indicative of a company’s value).

The Fund utilizes SCHD as its core holding to gain diversified exposure to high-quality U.S. companies with a focus on dividend sustainability and growth. While the Fund does not directly track the Index, through its investment in SCHD the Fund’s equity exposure is shaped by the Index’s underlying methodology and characteristics.

Options Strategy – Seeking Premiums

Separately, the Fund employs various options strategies focused on generating options premiums. Generally speaking, the Fund sells (writes) options on (i) select underlying securities held by SCHD (or highly correlated securities), and/or (ii) SCHD itself (together, the “Underlying Securities”), receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions. The Adviser uses one or more options strategies to seek to generate net premiums (i.e., option premiums received, less option premiums paid). Actual results may vary and are not guaranteed. Receipt of an option premium does not always represent income; depending on the outcome of the overall options transaction.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Double Distribution Target

The Fund seeks to generate options premiums through an actively managed options overlay strategy that targets an annualized distribution level of approximately double the annualized distribution yield of SCHD (the Fund’s targeted distribution level is hereinafter referred to as the “Double Distribution Target”). For example, if SCHD’s annualized distribution yield at the time of the Fund’s distribution is 4%, the Fund aims to make cash distributions equivalent to an annualized distribution rate (or Double Distribution Target) of approximately 8% - with roughly half coming from SCHD’s dividends and the Fund’s short-term cash investments (e.g., U.S Treasuries and money market vehicles) and the other half generated through its options strategy. The Double Distribution Target is not a guarantee, nor does it represent a particular yield or total return. Actual distributions may be higher or lower depending on market conditions and the Fund’s results. Additionally, because the Double Distribution Target is tied to SCHD’s annualized distribution yield, changes in SCHD’s annualized dividend yield will trigger corresponding adjustments to the Fund’s Double Distribution Target.

To the extent the Fund’s returns fall short of the Double Distribution Target, distributions will reduce the Fund’s net asset value (NAV). Although the Double Distribution Target is expressed on an annualized basis, distributions are paid more frequently, and any amount the Fund pays in excess of its earnings will reduce NAV. If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. See the prospectus section titled “Additional Information About the Funds” for more information about option premiums and ROC.

The Fund seeks to pay distributions on at least a quarterly basis, but there is no assurance the Fund will achieve a distribution level consistent with the Double Distribution Target on an annualized basis.

Cash and Treasuries

The Fund will hold cash or short-term U.S. Treasury securities, as well as money market vehicles. These securities serve a dual purpose: providing collateral for the Options Strategies and contributing to the Fund’s income generation.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to stocks of U.S. companies, which may include direct investments in the stocks of those companies. For the purposes of this policy, U.S. companies are companies domiciled in the United States or whose primary listing is on a U.S. securities exchange.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. There is no guarantee that the Fund will achieve the Double Distribution Target with respect to a particular distribution or over any particular period of time. The Fund’s exposure to SCHD may significantly affect overall Fund performance. If the value of SCHD declines, losses may fully offset, or even exceed, any income generated, leading to negative returns. The pursuit of income does not protect the Fund from losses tied to adverse movements in SCHD. To the extent the Fund’s performance is less than the Double Distribution Target, the Fund’s NAV will decrease due to the payment of distributions in furtherance of the Double Distribution Target. To the extent the Fund’s NAV falls over time, the total amount of each subsequent cash distribution would become smaller.

SCHD

SCHD’s investment objective is to track the performance, before fees and expenses, of the Dow Jones U.S. Dividend 100 Index. SCHD is a passively-managed ETF that, under normal circumstances, invests at least 90% of its net assets (plus any borrowings for investment purposes) in the equity securities included in the Index. The Dow Jones U.S. Dividend 100 Index is designed to measure the performance of high dividend yielding U.S. stocks with a record of consistently paying dividends and demonstrating fundamental strength relative to their peers, based on key financial ratios.

The Index is a subset of the Dow Jones U.S. Broad Market Index and includes 100 components selected based on a multi-factor screening methodology. Eligible stocks must have paid dividends for at least 10 consecutive years, have a minimum float-adjusted market capitalization of $500 million, and meet liquidity requirements. From this universe, stocks are selected using four fundamental criteria: cash flow to total debt, return on equity, dividend yield, and 5-year dividend growth rate. The Index excludes real estate investment trusts (REITs), master limited partnerships, preferred stocks, and convertible securities.

The Index is weighted using a modified market capitalization approach. No individual security can constitute more than 4% of the Index, and no sector, as defined by the Index provider, may exceed 25% of the Index weight at the time of construction, reconstitution, or rebalance. The Index is reviewed annually and rebalanced quarterly.

SCHD generally seeks to replicate the performance of the Index by holding securities in the same proportions as the Index. However, the investment adviser may adjust weights for practical reasons such as avoiding odd-lot trades, addressing tax or liquidity considerations, or anticipating changes in Index composition. The fund may sell securities that are expected to be removed from the Index or buy securities in advance of their anticipated inclusion.

Under normal circumstances, SCHD may invest up to 10% of its net assets in securities not included in the Index. These may include securities expected to enter the Index, securities reflecting corporate actions, other investment companies, or derivatives—principally futures contracts. Derivatives may be used to manage cash positions and help minimize tracking error. The fund may also invest in cash and cash equivalents, including money market funds, and may engage in securities lending.

SCHD will concentrate its investments (i.e., hold more than 25% of total assets) in a particular industry or sector to approximately the same extent that the Index is so concentrated.

The information in this prospectus regarding SCHD comes from its filings with the SEC. You are urged to refer to the SEC filings made by SCHD and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects. The description of SCHD’s principal investment strategies contained herein was taken directly from SCHD’s prospectus, dated February 28, 2025. You can find SCHD’s prospectus and other information about the ETF, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-22311 through the SEC’s website at www.sec.gov.

This document relates only to the securities offered hereby and does not relate to the shares of SCHD or other securities of SCHD. The Fund has derived all disclosures contained in this document regarding SCHD from the publicly available documents. None of the Fund, the Trust, the Adviser or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SCHD. None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SCHD is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SCHD (and therefore the price of SCHD at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SCHD could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser or their respective affiliates makes any representation to you as to the performance of SCHD.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SCHWAB STRATEGIC TRUST, SCHD, OR CHARLES SCHWAB INVESTMENT MANAGEMENT, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, SCHWAB STRATEGIC TRUST, SCHD, OR CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

Moreover, none of Schwab Strategic Trust, SCHD, or Charles Schwab Investment Management, Inc., has participated in the development of the Fund’s investment strategy. None of Schwab Strategic Trust, SCHD, or Charles Schwab Investment Management, Inc., selects or approves the Fund’s portfolio holdings, nor do they participate in the construction, design, or implementation of the Fund. None of Schwab Strategic Trust, SCHD, or Charles Schwab Investment Management, Inc., provides any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Schwab Strategic Trust, SCHD, or Charles Schwab Investment Management, Inc.

YieldMax® and YieldMax® U.S. Stocks Target Double Distribution ETF are the exclusive trademarks of Tidal Investments LLC, ZEGA Financial, LLC, Lucania Investments LLC, and Level ETF Ventures LLC. The Fund, the Trust, and the Adviser do not claim any ownership interest in any trademarks owned by Schwab Strategic Trust, SCHD, Charles Schwab Investment Management, Inc., or their affiliates. All rights in the trademarks are reserved by their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its assets, plus borrowings for investment purposes, in securities and/or instruments that provide exposure to stocks of U.S. companies, which may include direct investments in the stocks of those companies.